Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ September 30, 2021 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (98.4%)
	Basic Materials (4.5%)
$150	Air Products and Chemicals, Inc.	2.80%	05/15/50	$150,261
200	Braskem Netherlands Finance BV (Brazil) (a)	4.50	01/31/30	213,050
200	Chemours Co. (The) (a)	4.625	11/15/29	195,560
150	DuPont de Nemours, Inc.	5.319	11/15/38	193,480
350	Georgia-Pacific LLC (a)	2.30	04/30/30	356,566
225	Glencore Funding LLC (Australia) (a)	2.50	09/01/30	220,450
225	Glencore Funding LLC (Australia) (a)	4.125	03/12/24	241,105
25	International Flavors & Fragrances, Inc. (a)	1.832	10/15/27	25,053
50	International Flavors & Fragrances, Inc. (a)	2.30	11/01/30	49,607
200	Inversiones CMPC SA (Chile)	3.85	01/13/30	211,750
500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40	09/29/27	512,591
225	Newmont Corp.	2.25	10/01/30	223,989
200	NOVA Chemicals Corp. (Canada) (a)	4.875	06/01/24	209,250
200	POSCO (Korea, Republic of) (a)	4.00	08/01/23	211,387
50	Sherwin-Williams Co. (The)	2.30	05/15/30	50,533
100	Sherwin-Williams Co. (The)	2.95	08/15/29	106,294
				3,170,926

	Communications (12.1%)
75	Airbnb, Inc. (a)(b)	0.00	03/15/26	73,875
250	Amazon.com, Inc.	2.50	06/03/50	234,533
200	Amazon.com, Inc.	2.70	06/03/60	188,117
300	AT&T, Inc.	2.55	12/01/33	295,417
838	AT&T, Inc.	3.55	09/15/55	828,077
200	Baidu, Inc. (China)	1.72	04/09/26	200,639
200	Charter Communications Operating LLC/Charter Communications Operating Capital	2.30	02/01/32	190,646
75	Charter Communications Operating LLC/Charter Communications Operating Capital (c)	3.50	03/01/42	73,460
75	Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	04/01/61	71,689
50	Charter Communications Operating LLC/Charter Communications Operating Capital (c)	3.95	06/30/62	48,308
150	Charter Communications Operating LLC/Charter Communications Operating Capital	5.125	07/01/49	176,751
50	Charter Communications Operating LLC/Charter Communications Operating Capital	5.75	04/01/48	63,271
350	Comcast Corp.	1.95	01/15/31	343,757
50	Comcast Corp. (a)	2.887	11/01/51	48,044
250	Comcast Corp. (a)	2.937	11/01/56	236,599
175	Comcast Corp.	3.75	04/01/40	196,831
125	Diamond Sports Group LLC/Diamond Sports Finance Co. (a)	6.625	08/15/27	54,897
30	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. (a)	5.875	08/15/27	31,350
230	eBay, Inc.	3.65	05/10/51	246,904
75	Expedia Group, Inc. (a)(b)	0.00	02/15/26	81,349
150	Fox Corp.	5.476	01/25/39	191,747
75	Juniper Networks, Inc.	2.00	12/10/30	71,925

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ September 30, 2021 (unaudited) continued

375	Level 3 Financing, Inc. (a)	3.40	03/01/27	395,475
200	NBN Co. Ltd. (Australia) (a)(c)	2.50	01/08/32	199,256
350	NBN Co. Ltd. (Australia) (a)	2.625	05/05/31	355,380
200	Ooredoo International Finance Ltd. (Qatar) (a)	2.625	04/08/31	204,194
200	Prosus N.V. (China) (a)	3.68	01/21/30	207,623
110	Sirius XM Radio, Inc. (a)	4.00	07/15/28	111,994
80	Spotify USA, Inc. (a)(b)	0.00	03/15/26	72,280
175	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	4.738	03/20/25	187,119
200	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	5.152	09/20/29	228,810
250	T-Mobile USA, Inc.	2.25	11/15/31	245,351
225	T-Mobile USA, Inc.	3.60	11/15/60	221,678
375	Tencent Holdings Ltd. (China) (a)	3.595	01/19/28	401,870
170	Uber Technologies, Inc. (a)(b)	0.00	12/15/25	166,197
175	Verizon Communications, Inc. (a)	2.355	03/15/32	173,169
100	Verizon Communications, Inc.	2.65	11/20/40	94,087
630	Verizon Communications, Inc.	2.987	10/30/56	583,142
50	Verizon Communications, Inc.	3.40	03/22/41	52,265
100	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	116,345
429	Walt Disney Co. (The)	2.75	09/01/49	412,479
100	Walt Disney Co. (The)	3.50	05/13/40	110,511
				8,487,411

	Consumer, Cyclical (7.5%)
250	7-Eleven, Inc. (a)	1.80	02/10/31	238,249
161	Alaska Airlines 2020-1 Class A Pass Through Trust (a)	4.80	02/15/29	180,014
110	American Airlines Inc/AAdvantage Loyalty IP Ltd. (a)	5.75	04/20/29	118,663
150	Daimler Finance North America LLC (Germany) (a)	3.30	05/19/25	161,009
200	Delta Air Lines Pass Through Trust, Series AA	3.204	10/25/25	211,348
50	Dollar General Corp.	4.125	04/03/50	58,667
250	Ford Motor Credit Co., LLC	4.389	01/08/26	266,875
300	General Motors Co.	6.60	04/01/36	403,227
50	General Motors Financial Co., Inc.	3.85	01/05/28	54,460
100	General Motors Financial Co., Inc.	4.35	01/17/27	112,177
75	Home Depot, Inc. (The)	2.375	03/15/51	67,844
50	Home Depot, Inc. (The)	2.75	09/15/51	48,751
150	Hyatt Hotels Corp. (c)	1.80	10/01/24	150,340
75	Hyundai Capital America (a)	1.00	09/17/24	74,760
625	Hyundai Capital America (a)	3.00	02/10/27	657,824
282	JetBlue Pass Through Trust, Series AA	2.75	11/15/33	284,031
375	Las Vegas Sands Corp.	3.20	08/08/24	385,137
125	Lowe's Cos., Inc.	3.00	10/15/50	122,148
300	Marriott International, Inc., Series HH	2.85	04/15/31	304,082
125	McDonald's Corp.	4.45	09/01/48	153,687
350	Mitsubishi Corp. (Japan) (a)	1.125	07/15/26	345,356
100	NIKE, Inc.	3.25	03/27/40	109,560
275	Nissan Motor Co. Ltd. (Japan) (a)	3.043	09/15/23	286,130
80	Peloton Interactive, Inc. (a)(b)	0.00	02/15/26	70,823
200	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	204,255
225	Walmart, Inc.	2.65	09/22/51	224,255
				5,293,672

	Consumer, Non-Cyclical (11.1%)
375	AbbVie, Inc.	4.25	11/21/49	444,758
325	Altria Group, Inc.	3.40	02/04/41	308,224
75	Amgen, Inc.	3.00	01/15/52	72,076

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ September 30, 2021 (unaudited) continued

	25	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.35	06/01/40		29,083
	50	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.375	04/15/38		58,417
	550	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.60	04/15/48		657,810
	175	Anthem, Inc.	2.25	05/15/30		175,717
	325	Automatic Data Processing, Inc.	1.25	09/01/30		309,175
	125	BAT Capital Corp. (United Kingdom)	2.726	03/25/31		123,196
	375	BAT Capital Corp. (United Kingdom)	3.557	08/15/27		404,259
	150	BAT Capital Corp. (United Kingdom)	3.734	09/25/40		144,958
	250	Boston Scientific Corp.	2.65	06/01/30		258,185
	150	Cigna Corp.	2.375	03/15/31		151,491
	75	Cigna Corp.	3.40	03/15/51		77,206
	877	CVS Health Corp.	1.875	02/28/31		847,951
	75	Gilead Sciences, Inc.	2.80	10/01/50		70,815
EUR	100	Grifols SA (Spain) (a)	2.25	11/15/27		116,461
	$250	GSK Finance No 3 PLC (United Kingdom) (a)(b)	0.00	06/22/23		247,798
	100	HCA, Inc.	3.50	07/15/51		99,337
	75	HCA, Inc.	5.25	06/15/49		95,892
	500	Imperial Brands Finance PLC (United Kingdom) (a)	3.125	07/26/24		526,250
	150	JDE Peet's (Netherlands) (a)	1.375	01/15/27		148,067
	125	Keurig Dr Pepper, Inc.	3.35	03/15/51		130,099
	50	Keurig Dr Pepper, Inc.	3.80	05/01/50		56,124
	225	Kimberly-Clark de Mexico SAB de CV (Mexico) (a)	2.431	07/01/31		224,539
	124	PayPal Holdings, Inc.	2.30	06/01/30		127,159
	232	PayPal Holdings, Inc.	2.85	10/01/29		247,757
EUR	100	Q-Park Holding I BV (Netherlands) (a)	1.50	03/01/25		111,572
	$150	Royalty Pharma PLC	2.15	09/02/31		144,619
	75	Royalty Pharma PLC	3.55	09/02/50		73,824
	200	Smithfield Foods, Inc. (a)	2.625	09/13/31		194,639
	375	Sodexo, Inc. (France) (a)	2.718	04/16/31		383,398
	125	Stryker Corp.	2.90	06/15/50		124,933
	275	Thermo Fisher Scientific, Inc.	2.00	10/15/31		269,270
	325	Transurban Finance Co. Pty Ltd. (Australia) (a)	2.45	03/16/31		325,887
						7,780,946

		Energy (8.9%)
	200	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25		217,648
	75	BP Capital Markets America, Inc.	3.379	02/08/61		74,806
	175	BP Capital Markets PLC (United Kingdom)	4.375	06/22/25	(d)	186,926
	175	BP Capital Markets PLC (United Kingdom)	4.875	03/22/30	(d)	192,808
	250	Cimarex Energy Co.	3.90	05/15/27		273,705
	275	Diamondback Energy, Inc.	3.125	03/24/31		285,760
	225	Diamondback Energy, Inc.	3.25	12/01/26		241,063
	75	DT Midstream, Inc. (a)	4.125	06/15/29		76,148
	350	Enbridge, Inc. (Canada)	2.50	08/01/33		351,660
	25	Enbridge, Inc. (Canada)	3.125	11/15/29		26,682
	175	Energy Transfer LP	3.90	07/15/26		191,195
	100	Energy Transfer LP	4.00	10/01/27		110,402
	50	Energy Transfer LP	5.00	05/15/50		57,789
	50	Energy Transfer LP	5.40	10/01/47		59,679
	250	Enterprise Products Operating LLC	3.30	02/15/53		244,253
	125	Enterprise Products Operating LLC	3.95	01/31/60		135,691
	50	Equinor ASA (Norway)	3.25	11/18/49		53,050
	325	Exxon Mobil Corp.	3.452	04/15/51		346,158
	343	Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) (a)	1.75	09/30/27		346,677
	125	HollyFrontier Corp.	4.50	10/01/30		136,262

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ September 30, 2021 (unaudited) continued

175	HollyFrontier Corp.	5.875	04/01/26	200,980
75	Kinder Morgan, Inc.	3.60	02/15/51	75,956
150	Marathon Petroleum Corp.	4.70	05/01/25	167,514
250	Midwest Connector Capital Co. LLC (a)	3.625	04/01/22	252,976
100	MPLX LP	5.20	12/01/47	121,726
350	ONEOK, Inc.	3.10	03/15/30	365,581
200	Rockies Express Pipeline LLC (a)	3.60	05/15/25	206,750
325	Sabine Pass Liquefaction LLC	4.50	05/15/30	374,823
330	Saudi Arabian Oil Co. (Saudi Arabia) (a)	2.25	11/24/30	323,712
75	Shell International Finance BV (Netherlands)	3.125	11/07/49	77,717
25	Spectra Energy Partners LP	4.50	03/15/45	29,406
125	Transcontinental Gas Pipe Line Co. LLC	3.95	05/15/50	140,540
200	Transportadora de Gas Internacional SA ESP (Colombia) (a)	5.55	11/01/28	227,610
100	Williams Cos., Inc. (The)	4.85	03/01/48	122,460
				6,296,113

	Finance (36.1%)
75	Aflac, Inc.	4.75	01/15/49	98,293
300	Air Lease Corp.	1.875	08/15/26	299,110
100	Air Lease Corp.	2.875	01/15/26	104,538
125	American International Group, Inc.	3.875	01/15/35	141,388
175	American International Group, Inc.	3.90	04/01/26	194,234
200	Australia & New Zealand Banking Group Ltd. (Australia) (a)	2.57	11/25/35	194,302
325	Avolon Holdings Funding Ltd. (Ireland) (a)	2.875	02/15/25	334,521
175	Banco de Credito del Peru (Peru) (a)	2.70	01/11/25	180,033
250	Banco Santander Chile (Chile) (a)	2.70	01/10/25	260,325
400	Banco Santander SA (Spain)	1.722	09/14/27	398,355
425	Bank of America Corp.	1.734	07/22/27	427,031
850	Bank of America Corp.	2.687	04/22/32	866,020
550	Bank of America Corp.	3.311	04/22/42	577,795
125	Bank of America Corp.	6.11	01/29/37	168,714
550	Bank of Ireland Group PLC (Ireland) (a)	2.029	09/30/27	550,298
375	Barclays PLC (United Kingdom)	3.932	05/07/25	402,540
175	Belrose Funding Trust (a)	2.33	08/15/30	172,833
300	BNP Paribas SA (France) (a)	2.824	01/26/41	285,099
150	Boston Properties LP	2.45	10/01/33	146,095
250	BPCE SA (France) (a)	4.00	09/12/23	266,071
400	BPCE SA (France) (a)	5.15	07/21/24	442,151
250	Brown & Brown, Inc.	2.375	03/15/31	249,418
175	Brown & Brown, Inc.	4.20	09/15/24	190,437
125	Charles Schwab Corp. (The)	3.30	04/01/27	136,229
625	Chubb INA Holdings, Inc.	1.375	09/15/30	592,209
750	Citigroup, Inc.	2.561	05/01/32	757,924
150	CNO Global Funding	1.75	10/07/26	149,979
50	Coinbase Global, Inc. (a)	3.375	10/01/28	48,104
200	Commerzbank AG (Germany) (a)	8.125	09/19/23	225,430
200	Commonwealth Bank of Australia (Australia) (a)	3.305	03/11/41	205,487
250	Credit Agricole SA (France) (a)	4.125	01/10/27	280,530
550	Credit Suisse Group AG (Switzerland) (a)	2.593	09/11/25	570,327
175	Digital Realty Trust LP	3.60	07/01/29	191,580
150	Digital Realty Trust LP	4.45	07/15/28	172,120
225	Equinix, Inc.	1.55	03/15/28	220,111
175	Equinix, Inc.	2.95	09/15/51	164,786
50	Equitable Financial Life Global Funding (a)	1.40	08/27/27	49,403
350	Equitable Financial Life Global Funding (a)	1.75	11/15/30	334,833
175	Five Corners Funding Trust II (a)	2.85	05/15/30	183,030
150	GA Global Funding Trust (a)	1.625	01/15/26	151,404

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ September 30, 2021 (unaudited) continued

250	GE Capital International Funding Co., Unlimited Co.	4.418	11/15/35	300,267
675	Global Atlantic Fin Co. (a)	4.40	10/15/29	742,159
160	Global Atlantic Fin Co. (a)	4.70	10/15/51	165,564
200	GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30	215,014
700	Goldman Sachs Group, Inc. (The)	2.383	07/21/32	693,514
200	Grupo Aval Ltd. (Colombia) (a)	4.375	02/04/30	197,850
375	High Street Funding Trust I (a)	4.111	02/15/28	420,371
550	HSBC Holdings PLC (United Kingdom)	1.589	05/24/27	546,548
250	HSBC Holdings PLC (United Kingdom)	4.375	11/23/26	278,805
250	ING Groep N.V. (Netherlands) (a)	4.625	01/06/26	283,828
375	Intercontinental Exchange, Inc.	1.85	09/15/32	354,660
325	Itau Unibanco Holding SA (Brazil) (a)	2.90	01/24/23	330,284
675	JPMorgan Chase & Co.	1.953	02/04/32	651,650
675	JPMorgan Chase & Co.	2.58	04/22/32	684,863
50	JPMorgan Chase & Co.	3.328	04/22/52	52,472
175	Kimco Realty Corp.	3.70	10/01/49	189,790
400	LeasePlan Corp. N.V. (Netherlands) (a)	2.875	10/24/24	418,845
75	Life Storage LP (c)	2.40	10/15/31	74,335
275	Lloyds Banking Group PLC (United Kingdom)	3.574	11/07/28	299,532
300	Marsh & McLennan Cos., Inc.	5.875	08/01/33	403,141
200	MDGH - GMTN BV (United Arab Emirates) (a)	4.50	11/07/28	233,617
150	Metropolitan Life Global Funding I (a)	2.95	04/09/30	160,486
325	National Australia Bank Ltd. (Australia) (a)	2.332	08/21/30	314,411
425	Nationwide Building Society (United Kingdom) (a)	4.363	08/01/24	452,447
575	Natwest Group PLC (United Kingdom)	3.875	09/12/23	609,854
200	Oversea-Chinese Banking Corp. Ltd. (Singapore) (a)	1.832	09/10/30	199,686
325	Phillips Edison Grocery Co.	2.625	11/15/31	320,749
250	Pine Street Trust I (a)	4.572	02/15/29	284,138
25	Progressive Corp. (The)	3.20	03/26/30	27,316
231	Realty Income Corp.	0.75	03/15/26	225,620
350	Rexford Industrial Realty LP	2.15	09/01/31	337,711
110	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (a)	3.875	03/01/31	111,100
275	Sabra Health Care LP	3.20	12/01/31	269,669
110	SBA Communications Corp. (a)	3.125	02/01/29	106,425
225	Shinhan Bank Co., Ltd. (Korea, Republic of) (a)	4.00	04/23/29	249,440
200	Shinhan Financial Group Co. Ltd. (Korea, Republic of) (a)	1.35	01/10/26	199,277
350	Societe Generale SA (France) (a)	2.625	01/22/25	363,534
200	Societe Generale SA (France) (a)	2.889	06/09/32	201,271
475	Standard Chartered PLC (United Kingdom) (a)	0.991	01/12/25	473,677
550	SVB Financial Group	1.80	02/02/31	528,388
125	Visa, Inc.	2.70	04/15/40	128,033
400	Wells Fargo & Co.	2.879	10/30/30	417,967
400	Wells Fargo & Co.	3.068	04/30/41	411,424
100	Westpac Banking Corp. (Australia)	2.668	11/15/35	97,989
				25,410,808

	Industrials (6.7%)
225	Agilent Technologies, Inc.	2.30	03/12/31	225,393
151	Berry Global, Inc. (a)	4.875	07/15/26	158,746
100	Boeing Co. (The)	1.167	02/04/23	100,227
125	Boeing Co. (The)	2.95	02/01/30	127,536
50	Boeing Co. (The)	3.25	02/01/35	50,049
50	Boeing Co. (The)	3.95	08/01/59	51,430
250	Boeing Co. (The)	5.15	05/01/30	293,574
75	Burlington Northern Santa Fe LLC	3.05	02/15/51	77,540
200	Burlington Northern Santa Fe LLC	3.30	09/15/51	215,918

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ September 30, 2021 (unaudited) continued

	50	Burlington Northern Santa Fe LLC	4.55	09/01/44	63,178
	165	Embraer Netherlands Finance BV (Brazil)	5.40	02/01/27	175,727
	175	General Electric Co.	4.35	05/01/50	211,608
	420	Huntington Ingalls Industries, Inc. (a)	0.67	08/16/23	419,990
	100	Johnson Controls International PLC/Tyco Fire & Security Finance SCA	2.00	09/16/31	97,483
	117	Masco Corp.	2.00	02/15/31	113,303
	475	NTT Finance Corp. (Japan) (a)	1.591	04/03/28	470,536
	125	Raytheon Technologies Corp.	2.25	07/01/30	126,311
	200	Sealed Air Corp. (a)	1.573	10/15/26	198,988
	300	Silgan Holdings, Inc. (a)	1.40	04/01/26	295,569
EUR	100	Standard Industries, Inc. (a)	2.25	11/21/26	114,526
	$450	SYNNEX Corp. (a)	1.25	08/09/24	450,196
	250	Union Pacific Corp.	2.95	03/10/52	248,795
	275	Vontier Corp. (a)	2.95	04/01/31	273,782
	175	Waste Management, Inc.	1.15	03/15/28	168,659
					4,729,064

		Technology (5.3%)
	175	Activision Blizzard, Inc.	2.50	09/15/50	151,873
	225	Apple, Inc.	2.375	02/08/41	216,344
	200	Apple, Inc.	2.65	05/11/50	192,567
	200	Apple, Inc.	2.70	08/05/51	193,186
	100	Broadcom, Inc. (a)	2.45	02/15/31	96,918
	175	Broadcom, Inc.	4.15	11/15/30	194,006
	50	Dell International LLC/EMC Corp.	5.85	07/15/25	58,199
	350	Dell International LLC/EMC Corp.	6.02	06/15/26	416,620
	350	DXC Technology Co.	1.80	09/15/26	349,697
	75	Intel Corp.	3.05	08/12/51	74,652
	250	International Business Machines Corp.	2.85	05/15/40	249,652
	125	J2 Global, Inc. (a)	1.75	11/01/26	157,065
	150	Microsoft Corp.	2.525	06/01/50	144,590
	275	NXP BV/NXP Funding LLC/NXP USA, Inc. (China) (a)	3.40	05/01/30	298,701
	350	Oracle Corp.	3.95	03/25/51	369,812
	144	Pure Storage, Inc.	0.125	04/15/23	166,910
	75	RingCentral, Inc. (b)	0.00	03/15/26	70,547
	225	TSMC Global Ltd. (Taiwan) (a)	0.75	09/28/25	219,570
	125	Western Digital Corp.	1.50	02/01/24	126,630
					3,747,539

		Utilities (6.2%)
	250	Ameren Illinois Co.	1.55	11/15/30	239,086
	350	Berkshire Hathaway Energy Co.	2.85	05/15/51	335,029
	175	Cleveland Electric Illuminating Co. (The) (a)	4.55	11/15/30	204,376
	200	Consorcio Transmantaro SA (Peru) (a)	4.70	04/16/34	222,000
	100	Consumers Energy Co.	2.50	05/01/60	87,672
	150	Consumers Energy Co.	3.50	08/01/51	165,906
	175	DTE Electric Co.	2.95	03/01/50	175,809
	50	Duke Energy Corp.	4.20	06/15/49	57,403
	247	Duke Energy Indiana LLC	2.75	04/01/50	236,906
	175	Entergy Arkansas LLC	3.50	04/01/26	191,216
	100	Entergy Texas, Inc.	3.55	09/30/49	106,617
	125	Georgia Power Co., Series A	3.25	03/15/51	126,005
	50	Indiana Michigan Power Co.	4.25	08/15/48	60,560
	150	Interstate Power and Light Co.	2.30	06/01/30	150,781
	100	Interstate Power and Light Co.	3.50	09/30/49	109,231
	75	Jersey Central Power & Light Co. (a)	2.75	03/01/32	76,918
	300	NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	300,378
	350	NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	366,414
	150	Northern States Power Co.	2.90	03/01/50	151,090

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ September 30, 2021 (unaudited) continued

105	NRG Energy, Inc. (a)	3.625	02/15/31	103,268
175	Pacific Gas and Electric Co.	3.30	08/01/40	161,742
125	PECO Energy Co.	3.05	03/15/51	127,565
175	Public Service Co. of Colorado, Series 34	3.20	03/01/50	185,952
150	Southern California Edison Co.	4.00	04/01/47	161,143
150	Southern Co. (The)	4.40	07/01/46	176,695
100	Virginia Electric and Power Co.	2.45	12/15/50	89,723
				4,369,485
	Total Corporate Bonds (Cost $67,969,564)			69,285,964

	Short-Term Investments (2.3%)
	U.S. Treasury Security (1.2%)
889	U.S. Treasury Bill (e)(f) (Cost $888,576)	0.061	07/14/22	888,541

NUMBER OF SHARES (000)
	Investment Company (1.1%)
767	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $766,593)		766,593
	Total Short-Term Investments (Cost $1,655,169)		1,655,134

	Total Investments (Cost $69,624,733) (h)(i)(j)	100.7%	70,941,098
	Liabilities in Excess of Other Assets	(0.7)	(522,893)
	Net Assets	100.0%	$70,418,205

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	When-issued security.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2021.
(e)	Rate shown is the yield to maturity at September 30, 2021.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by $412, relating to the Fund's investment in the Liquidity Funds.
(h)	Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency forward exchange contracts and futures contracts.
(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(j)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,334,554 and the aggregate gross unrealized depreciation is $888,180, resulting in net unrealized appreciation of $1,446,374.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ September 30, 2021 (unaudited) continued

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2021:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC		$4,626	EUR	3,910	11/19/21	$(93)
BNP Paribas SA	EUR	1,260		$1,490	11/19/21	29
Citibank, N.A.	EUR	256,743		$302,906	11/19/21	5,250
						$5,186

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2021:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury Long Bond	38	Dec-21		$3,800	$6,050,312	$(127,854)
U.S. Treasury 2 yr. Note	27	Dec-21		5,400	5,941,477	(4,381)
U.S. Treasury Ultra Bond	4	Dec-21		400	764,250	(10,293)
U.S. Treasury10 yr. Note	3	Dec-21		300	394,828	(281)
Short:
German Euro Bund	1	Dec-21	EUR	(100)	(196,711)	2,844
U.S. Treasury 5 yr. Note	2	Dec-21		$(200)	(245,484)	78
U.S. Treasury Ultra Long Bond	92	Dec-21		(9,200)	(13,363,000)	264,710
						$124,823

Currency Abbreviations

EUR	Euro.
USD	United States Dollar.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments ▪ September 30, 2021 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange ("NYSE"); (5) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (6) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Fixed Income Securities
Corporate Bonds	$—	$69,285,964	$—	$69,285,964
Short-Term Investments
U.S. Treasury Security	—	888,541	—	888,541
Investment Company	766,593	—	—	766,593
Total Short-Term Investments	766,593	888,541	—	1,655,134
Foreign Currency Forward Exchange Contracts	—	5,279	—	5,279
Futures Contracts	267,632	—	—	267,632
Total Assets	1,034,225	70,179,784	—	71,214,009
Liabilities:
Foreign Currency Forward Exchange Contract	—	(93)	—	(93)
Futures Contracts	(142,809)	—	—	(142,809)
Total Liabilities	(142,809)	(93)	—	(142,902)
Total	$891,416	$70,179,691	$—	$71,071,107

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.